Note 7 - Right-of-use Asset and Lease Obligation	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of leases [text block]
7.	RIGHT-OF-USE ASSET AND LEASE OBLIGATION

The Company has
one
office facility under lease. The lease term is
5
years from
2016,
with an option to renew the lease for another
5
-year term after that date.

Non-cancellable lease rentals are payable as follows:

Less than 1 year	$107,798
Between 1 and 5 years	-
More than 5 years	-
$107,798

On adoption of IFRS
16,
the Company recognized lease obligations in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS
17,
“Leases”. These obligations were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of
January 1, 2019.
The lessee’s incremental borrowing rate applied to the lease obligations on
January 1, 2019
was
8%.

For the period ended
March 31, 2020,
an accretion of
$11,178
in carrying amount of lease liability was recorded because of the use of present value factor at initial measurement.

For the period ended
March 31, 2020,
variable lease payments of
$25,022
were recorded.

The Company has equipment leases and an office lease in Beijing which it has determined are not
recognized as right of use assets or lease liabilities as they are short-term and low dollar value.

The Company’s lease obligation and movements therein during the period ended
March 31, 2020:

Lease Obligation
Lease obligation as of January 1, 2020	$574,762
Accretion on lease liability	11,178
Lease payment	(29,399)
Lease obligation at March 31, 2020	556,541

Of which are:

Current lease obligations	$45,716
Long-term lease obligations	510,825
$556,541

The Company’s right-of-use assets and movements therein during the period ended
March 31, 2020:

Office Lease
Right-of-use assets at January 1, 2020	$514,181
Depreciation on right-of-use assets	(22,469)
Right-of-use assets at March 31, 2020	$491,712